INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature - Additional information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
R&D capitalized	$ 3,401,738	$ 8,614,448	$ 11,855,766
R&D profit and loss	11,033,441	9,455,598	8,372,532
Total	$ 14,435,179	$ 18,070,046	$ 20,228,298